ORDINARY SHARE AND SHARE INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2023
Summary of the Assumptions Used in the Estimating the Fair Values of Stock-based Payment Awards Excluding Non-employee

	Years ended December 31,
Stock Options:	2023	2016
Expected term in years	4.25	4.75
Weighted average risk-free interest rate	1.02%	1.30%
Expected dividend rate	—%	—%
Volatility	55.21%	51.6%

Summary of Stock-based Compensation Expense Recognized in Consolidated Statements of Comprehensive Loss

	Years Ended December 31,
	2023	2022	2021
	(in thousands)
Cost of net sales	$28	$97	$87
Selling, general and administrative	151	258	236
Research and development	114	248	181
Total	$293	$603	$504

2017 Equity Incentive Plan
Summary of Stock Options Activity

		Weighted
	Number of	average
	shares	exercise
	outstanding	price
	(in thousands)
Options Outstanding, December 31, 2021	364	$4.47
Options granted	—	—
Options exercised	(4)	4.52
Options forfeited or expired	(13)	6.59
Options Outstanding, December 31, 2022	347	$4.39
Options granted	—	—
Options exercised	(1)	4.28
Options cancelled	(8)	4.45
Options forfeited or expired	(16)	4.44
Options Outstanding, December 31, 2023	322	$4.39

Summary of Unvested Restricted Awards

		Weighted
		average
		grant date
	Shares	fair value
	(in thousands)
Total nonvested restricted stock at December 31, 2021	59	$9.56
Granted	29	3.97
Vested	(44)	9.66
Forfeited	(1)	14.82
Total nonvested restricted stock at December 31, 2022	43	$5.65
Granted	30	3.79
Vested	(38)	5.32
Forfeited	—	—
Total nonvested restricted stock at December 31, 2023	35	$3.28

Summary of Significant Ranges of Outstanding and Exercisable Stock Options

			Weighted
		Number of shares	Average	Weighted	Number of shares	Weighted
Range of		Outstanding	Remaining	Average	Exercisable	Average
Exercise Prices		as of 12/31/2023	Contractual Term	Exercise Price	as of 12/31/2023	Exercise Price
$4.28	$4.28	194,777	4.92	$4.28	194,777	$4.28
$4.56	$4.56	127,019	3.92	$4.56	127,019	$4.56

	Number of shares	Weighted average exercise price
Options exercisable as of December 31, 2023	321,796	$4.39
Options vested and expected to vest as of December 31, 2023	321,796	$4.39